Commitments and Contingencies - Vessels Under Construction-Additional Information (Details) (Newbuild vessels [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Newbuild vessels [Member]
Contractual obligation on JV newbuilds	$ 312,421
Number of JV newbuilds owned 49%	2
Number of JV newbuilds owned 25%	2
Number of JV newbuilds owned 40%	5